COMMITMENTS (Tables)	12 Months Ended
Dec. 28, 2013
COMMITMENTS
Minimum annual rental commitments on operating leases

Year	(In millions)

2014	$52.2
2015	41.9
2016	30.2
2017	17.2
2018	12.2
2019 and thereafter	53.1

Total minimum lease payments	$206.8